Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Disclosure of property plant and equipment

($ millions)	2019	2018
Exploration and evaluation assets at cost	1,848.1	2,325.0
Accumulated amortization	(1,602.6)	(1,852.4)
Net carrying amount	245.5	472.6

Reconciliation of movements during the year
Cost, beginning of year	2,325.0	2,305.1
Accumulated amortization, beginning of year	(1,852.4)	(1,670.2)
Net carrying amount, beginning of year	472.6	634.9

Net carrying amount, beginning of year	472.6	634.9
Acquisitions through business combinations, net	7.3	10.2
Additions	384.9	673.3
Dispositions	(101.9)	(7.5)
Transfers to property, plant and equipment	(380.6)	(705.9)
Amortization	(129.1)	(157.2)
Foreign exchange	(7.7)	24.8
Net carrying amount, end of year	245.5	472.6

($ millions)	2019	2018
Development and production assets	23,038.6	26,635.3
Corporate assets	117.2	114.6
Property, plant and equipment at cost	23,155.8	26,749.9
Accumulated depletion, depreciation and impairment	(15,314.2)	(16,319.7)
Net carrying amount	7,841.6	10,430.2

Reconciliation of movements during the year
Development and production assets
Cost, beginning of year	26,635.3	25,881.1
Accumulated depletion and impairment, beginning of year	(16,262.2)	(11,877.1)
Net carrying amount, beginning of year	10,373.1	14,004.0

Net carrying amount, beginning of year	10,373.1	14,004.0
Acquisitions through business combinations, net	8.7	12.2
Additions	1,075.7	1,083.6
Dispositions, net	(1,230.9)	(523.8)
Transfers from exploration and evaluation assets	380.6	705.9
Reclassified as assets held for sale	(195.0)	—
Depletion	(1,087.4)	(1,412.4)
Impairment	(1,466.4)	(3,704.8)
Foreign exchange	(70.8)	208.4
Net carrying amount, end of year	7,787.6	10,373.1

Cost, end of year	23,038.6	26,635.3
Accumulated depletion and impairment, end of year	(15,251.0)	(16,262.2)
Net carrying amount, end of year	7,787.6	10,373.1

Corporate assets
Cost, beginning of year	114.6	106.4
Accumulated depreciation, beginning of year	(57.5)	(48.0)
Net carrying amount, beginning of year	57.1	58.4

Net carrying amount, beginning of year	57.1	58.4
Additions	2.9	7.7
Depreciation	(5.9)	(9.2)
Foreign exchange	(0.1)	0.2
Net carrying amount, end of year	54.0	57.1

Cost, end of year	117.2	114.6
Accumulated depreciation, end of year	(63.2)	(57.5)
Net carrying amount, end of year	54.0	57.1

Schedule of Forecast Benchmark Commodity Prices And Exchange Rates for Impairment of Property, Plant and Equipment
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at December 31, 2018:

	2019	2020	2021	2022	2023	2024	2025	2026	2027	2028	2029 (2)
WTI ($US/bbl) (1)	58.58	64.60	68.20	71.00	72.81	74.59	76.42	78.40	79.98	81.59	83.22
Exchange Rate ($US/$Cdn)	0.757	0.782	0.797	0.803	0.807	0.808	0.808	0.808	0.808	0.808	0.808
WTI ($Cdn/bbl)	77.38	82.61	85.57	88.42	90.22	92.31	94.58	97.03	98.99	100.98	103.00
AECO ($Cdn/MMbtu) (1)	1.88	2.31	2.74	3.05	3.21	3.31	3.39	3.46	3.54	3.62	3.70

(1)	The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.

(2)	Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2029 to the end of the reserve life. Exchange rates are assumed to be constant at 0.808.
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at December 31, 2019:

	2020	2021	2022	2023	2024	2025	2026	2027	2028	2029	2030 (2)
WTI ($US/bbl) (1)	61.00	63.75	66.18	67.91	69.48	71.07	72.68	74.24	75.73	77.24	78.79
Exchange Rate ($US/$Cdn)	0.760	0.770	0.785	0.785	0.785	0.785	0.785	0.785	0.785	0.785	0.785
WTI ($Cdn/bbl)	80.26	82.79	84.31	86.51	88.51	90.54	92.59	94.57	96.47	98.39	100.37
AECO ($Cdn/MMbtu) (1)	2.04	2.32	2.62	2.71	2.81	2.89	2.96	3.03	3.09	3.16	3.24

(1)	The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.

(2)	Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2030 to the end of the reserve life. Exchange rates are assumed to be constant at 0.785.

Schedule of Impairment Loss and Reversal of Impairment Loss
The following table summarizes the impairment expense for the year ended December 31, 2019 by CGU:

CGU ($ millions, except %)	Operating segment	Recoverable amount	Discount rate	Impairment	Impairment, net of tax
Southeast Saskatchewan	Canada	4,087.0	15.00%	811.7	594.1
Southwest Saskatchewan	Canada	1,704.1	15.00%	333.5	244.1
Southern Alberta	Canada	858.0	15.00%	56.0	41.0
Northern Alberta	Canada	1.1	15.00%	6.6	4.8
Total impairment		6,650.2		1,207.8	884.0
The following table summarizes the impairment expense for the year ended December 31, 2018 by CGU:

CGU ($ millions, except %)	Operating segment	Recoverable amount	Discount rate	Impairment	Impairment, net of tax
Southeast Saskatchewan	Canada	5,250.6	15.00%	1,782.1	1,300.9
Utah	U.S.	931.7	18.00%	873.5	658.4
Southwest Saskatchewan	Canada	1,975.2	15.00%	549.4	401.1
Southern Alberta (1)	Canada	872.7	15.00%	404.8	295.5
Northern U.S.	U.S.	878.7	15.00%	83.8	63.2
Northern Alberta	Canada	3.9	15.00%	11.2	8.2
Total impairment (2)		9,912.8		3,704.8	2,727.3

(1)
At September 30, 2018, the Company classified certain non-core assets as held for sale. Immediately before classifying the assets as held for sale, the Company conducted a review of the assets' recoverable amounts and recorded an impairment loss of $14.1 million related to PP&E.

(2)
At December 31, 2018, accumulated after tax impairment losses, net of depletion had no impairment loss been recognized in prior periods for the Canada and U.S. operating segments were $3.29 billion and $879.9 million, respectively.

Schedule of Impact on Income Before Tax For Changes in Discount Rate and Forecast Benchmark Commodity Price Estimates

CGU ($ millions)	Discount Rate		Commodity Prices
	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(350.2)	385.5	640.6	(639.8)
Utah	(46.8)	53.8	140.7	(111.0)
Southwest Saskatchewan	(135.8)	149.7	240.9	(240.6)
Southern Alberta	(70.0)	77.2	133.8	(132.5)
Northern U.S.	(57.6)	65.6	83.8	(101.0)
Northern Alberta	(0.4)	0.5	1.0	(1.0)
Increase (decrease)	(660.8)	732.3	1,240.8	(1,225.9)
The following sensitivities show the resulting impact on income before tax of the changes in discount rate and forecast benchmark commodity price estimates at December 31, 2019, with all other variables held constant:

CGU ($ millions)	Discount Rate		Commodity Prices
	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(265.1)	291.8	489.8	(486.7)
Southwest Saskatchewan	(113.2)	124.7	215.7	(215.2)
Southern Alberta	(61.1)	67.3	118.2	(118.3)
Northern Alberta	(0.3)	0.3	0.6	(0.6)
Increase (decrease)	(439.7)	484.1	824.3	(820.8)